Goodwill	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Goodwill

6. Goodwill:

The Company has a goodwill balance of $3,301,439 for the period ended March 31, 2026, and the year ended December 31, 2025 from the acquisition of Kidoz Ltd.

The Company’s annual goodwill impairment analysis performed during the fourth quarter of fiscal 2025 included a quantitative analysis of the Kidoz Ltd. reporting unit (consisting of intangible assets (Note 5), and goodwill). The reporting unit has a carrying amount of $3,457,505 (December 31, 2025 - $3,500,069) as at March 31, 2026. The Company performed a discounted cash flow analysis for Kidoz Ltd. for the year ended December 31, 2025. These discounted cash flow models included management assumptions for expected sales growth, margin expansion, operational leverage, capital expenditures, and overall operational forecasts. The Company classified these significant inputs and assumptions as Level 3 fair value measurements. Based on the annual impairment test described above there was no additional impairment determined for fiscal 2025 or fiscal 2024.